Taxation (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Examination [Line Items]
CARES Act, income tax benefit	$ 6.0
Net operating losses carry forward	221.5	$ 77.5
Net operating loss carry forward, not subject to expiration	51.9
Net operating loss carry forward, subject to expiration	169.6
Net operating losses carryforward, attributable to impairment	218.9
Deferred tax assets, property and equipment, attributable to impairment	174.5
Valuation allowance	451.6	107.1
Uncertain tax position	39.2	40.2	$ 101.6
Unrecognized tax benefits, accrued interest and penalties	5.2	4.0
Unrecognized tax benefits, interest and penalty expense/(benefit)	1.2	$ (12.4)	$ 8.4
Unrecognized tax benefits, amount would have favorable impact if recognized	44.4
Net operating losses carry forward
Income Tax Examination [Line Items]
Valuation allowance	220.7
Property and equipment
Income Tax Examination [Line Items]
Valuation allowance	174.7
Interest carry forward
Income Tax Examination [Line Items]
Valuation allowance	$ 55.4